Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2021
Disclosure Of Trade And Other Payables [Abstract]
Accounts payable and accrued liabilities [Text Block]

10 Accounts payable and accrued liabilities

	December 31, 2021	December 31, 2020
Project related accounts payables, and other accounts payable	$1,389,038	$960,612
Accrued liabilities	4,147,032	1,014,930
Total accounts payable and accrued liabilities	$5,536,070	$1,975,542

During the year ended December 31, 2021, the Company reversed $31,329 (2020: $10,401) in accounts payable related to payables that were no longer payable.